SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Goods, Materials and Services	R$ 2,923,676	R$ 1,878,391
Energy Purchased for Resale	913,400	771,509
CCEE - Short Term Energy	79,203	106,429
Total trade and other current payables	3,916,279	2,756,329
Non-current
Goods, Materials and Services	11,646	7,697
Others	0	262
Trade and other non-current payables	11,646	7,959
Trade and other payables	R$ 3,927,925	R$ 2,764,288